Notes on the Consolidated Statements of Operations and Comprehensive Income/(Loss) - Revenue (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 103,440,000	€ 49,224,000
Revenue from performance obligations satisfied in previous periods	0
Subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 100,059,000	48,715,000
Subscription revenue | Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations, contract period (in months)	1 month
Subscription revenue | Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations, contract period (in months)	12 months
Virtual currency revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 2,259,000	0
Advertising revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 1,122,000	€ 509,000